Legal Matters	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Legal Matters
Legal Matters
WesternGeco
In June 2009, WesternGeco L.L.C. (“WesternGeco”) filed a lawsuit against the Company in the United States District Court for the Southern District of Texas, Houston Division. In the lawsuit, styled WesternGeco L.L.C. v. ION Geophysical Corporation, WesternGeco alleged that the Company had infringed several method and apparatus claims contained in four of its United States patents regarding marine seismic streamer steering devices.
The trial began in July 2012. A verdict was returned by the jury in August 2012, finding that the Company infringed the claims contained in the four patents by supplying its DigiFIN® lateral streamer control units and the related software from the United States and awarded WesternGeco the sum of $105.9 million in damages, consisting of $12.5 million in reasonable royalty and $93.4 million in lost profits.
In June 2013, the presiding judge entered a Memorandum and Order, denying the Company’s post-verdict motions that challenged the jury’s infringement findings and damages amount. In the Memorandum and Order, the judge also stated that WesternGeco is entitled to be awarded supplemental damages for the additional DigiFIN units that were supplied from the United States before and after trial that were not included in the jury verdict due to the timing of the trial. In October 2013, the judge entered another Memorandum and Order, ruling on the number of DigiFIN units that are subject to supplemental damages and also ruling that the supplemental damages applicable to the additional units should be calculated by adding together the jury’s previous reasonable royalty and lost profits damages awards per unit, resulting in supplemental damages of $73.1 million.
In April 2014, the judge entered another Order, ruling that lost profits should not have been included in the calculation of supplemental damages in the October 2013 Memorandum and Order and reducing the supplemental damages award in the case from $73.1 million to $9.4 million. In the Order, the judge also further reduced the damages award in the case by $3.0 million to reflect a settlement and license that WesternGeco entered into with a customer of the Company that had purchased and used DigiFIN units that were also included in the damage amounts awarded against the Company.
In May 2014, the judge signed and entered a Final Judgment in the amount of $123.8 million. Also, the Final Judgment included an injunction that enjoins the Company, its agents and anyone acting in concert with it, from supplying in or from the United States the DigiFIN product or any parts unique to the DigiFIN product, or any instrumentality no more than colorably different from any of these products or parts, for combination outside of the United States. The Company has conducted its business in compliance with the district court’s orders in the case, and the Company has reorganized its operations such that it no longer supplies the DigiFIN product or any parts unique to the DigiFIN product in or from the United States.
The Company and WesternGeco each appealed the Final Judgment to the United States Court of Appeals for the Federal Circuit in Washington, D.C. On July 2, 2015, the Court of Appeals reversed in part the Final Judgment, holding the district court erred by including lost profits in the Final Judgment. Lost profits were $93.4 million and prejudgment interest on the lost profits was approximately $10.9 million of the $123.8 million Final Judgment. Pre-judgment interest on the lost profits portion will be treated in the same way as the lost profits. Post-judgment interest will likewise be treated in the same fashion. On July 29, 2015, WesternGeco filed a petition for rehearing en banc before the Court of Appeals. On October 30, 2015, the Court of Appeals denied WesternGeco’s petition for rehearing en banc. WesternGeco has up to 90 days to determine whether or not it will file a writ of certiorari requesting that the U.S. Supreme Court review the Court of Appeals’ decision. On January 14, 2016, WesternGeco filed a motion to extend until February 26, 2016 the period of time it has to file a writ of certiorari requesting that the U.S. Supreme Court review the Court of Appeals’ decision. WesternGeco has also filed a motion requesting that the district court enforce the approximately $22.0 million in royalty damages without regard to whether or not WesternGeco files a writ of certiorari with the U.S. Supreme Court. The Company has opposed the motion and it has not yet been scheduled for a hearing.
As previously disclosed, the Company had taken a loss contingency accrual of $123.8 million. As a result of the reversal by the Court of Appeals, as of June 30, 2015, the Company reduced the loss contingency accrual to its current amount of $22.0 million. The Company’s assessment of its potential loss contingency may change in the future due to developments in the case and other events, such as changes in applicable law, and such reassessment could lead to the determination that no loss contingency is probable or that a greater or lesser loss contingency is probable. Any such reassessment could have a material effect on the Company’s financial condition or results of operations.
Prior to the reduction in damages by the Court of Appeals, the Company arranged with sureties to post an appeal bond at the trial court. The appeal bond is uncollateralized, but the terms of the appeal bond arrangements provide the sureties the contractual right for as long as the bond is outstanding to require the Company to post cash collateral. The Company has received a request for $11 million in collateral, and is in negotiations with the sureties regarding the request. The appeal bond will remain outstanding during the pendency of appeals.
Other
The Company has been named in various other lawsuits or threatened actions that are incidental to its ordinary business. Litigation is inherently unpredictable. Any claims against the Company, whether meritorious or not, could be time-consuming, cause the Company to incur costs and expenses, require significant amounts of management time and result in the diversion of significant operational resources. The results of these lawsuits and actions cannot be predicted with certainty. Management currently believes that the ultimate resolution of these matters will not have a material adverse impact on the financial condition, results of operations or liquidity of the Company.